SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Reconciliation of Net Loss per Common Share (Details) - USD ($)	3 Months Ended		9 Months Ended			12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Numerator:
Allocation of net income					$ (22,352,783)	$ 1,297,593
Redeemable common shares
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Percentage of allocation of net income loss to common shares					61.00%	61.00%
Numerator:
Allocation of net income	$ 251,345	$ 632,482	$ (658,531)	$ 462,276	$ 13,278,637	$ 1,038,074
Denominator: Weighted average non-redeemable common stock
Weighted average shares outstanding	9,850,641	27,600,000	18,237,701	27,600,000	4,502,128	27,600,000
Basic net income per common share	$ 0.03	$ 0.02	$ (0.04)	$ 0.02	$ 2.95	$ 0.04
Diluted net income per common share	$ 0.03	$ 0.02	$ (0.04)	$ 0.02	$ 2.95	$ 0.04
Non-Redeemable Common Stock
Numerator:
Allocation of net income	$ 176,058	$ 158,121	$ (249,147)	$ 115,569
Denominator: Weighted average non-redeemable common stock
Weighted average shares outstanding	6,900,000	6,900,000	6,900,000	6,900,000
Basic net income per common share	$ 0.03	$ 0.02	$ (0.04)	$ 0.02
Diluted net income per common share	$ 0.03	$ 0.02	$ (0.04)	$ 0.02